SIGNIFICANT ACCOUNTING POLICIES (Schedule of net income per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net income for basic earnings per share	$ 259,223	$ 183,762	$ 136,310
Amortization of debt issuance costs related to the Convertible Notes, net of tax	1,756	1,109	1,130
Net income for diluted earnings per share	$ 260,979	$ 184,871	$ 137,440
Basic weighted-average shares outstanding	30,108	29,113	28,828
Dilutive effect of share-based compensation	990	393	580
Dilutive effect of Convertible Senior Notes	1,702	2,632	2,681
Diluted weighted average shares outstanding	32,800	32,138	32,089
Earnings per share:
Basic	$ 8.61	$ 6.31	$ 4.73
Diluted	$ 7.96	$ 5.75	$ 4.28